Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer International Small-Mid Co Fund
Prospectus Date	rr_ProspectusDate	Oct. 30, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 29, 2018